Depreciation, Amortization and Impairment Losses	12 Months Ended
Dec. 31, 2022
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES.
Depreciation, Amortization and Impairment Losses

31.  DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSS OF PROPERTY, PLANT AND EQUIPMENT AND FINANCIAL ASSETS UNDER-IFRS 9

a)	The detail of depreciation and amortization for the years ended December 31, 2022, 2021, and 2020, is as follows:

	For the years ended December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Depreciation	(215,986,710)	(198,700,349)	(215,581,938)
Amortization	(22,286,241)	(12,227,307)	(14,375,081)
Total	(238,272,951)	(210,927,656)	(229,957,019)

b)	The detail of the items related to impairment for the years ended December 31, 2022, 2021, and 2020, is as follows:

	For the years ended December 31,
	Generation			Distribution and Transmission			Other			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Information on Impairment Losses by Reportable Segment	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-current assets held for sale (1)	(2,286,438)	—	—	—	—	—	—	—	—	(2,286,438)	—	—
Intangibles	—	—	(217,658)	—	—	—	—	—	—	—	—	(217,658)
Property, Plant and Equipment (2)	—	(33,035,731)	(698,235,380)	—	—	—	—	—	—	—	(33,035,731)	(698,235,380)
Investment Property (3)	—	—	—	—	—	—	738,739	136,877	646,597	738,739	136,877	646,597
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(2,286,438)	(33,035,731)	(698,453,038)	—	—	—	738,739	136,877	646,597	(1,547,699)	(32,898,854)	(697,806,441)
Impairment gain and reversals from impairment losses (impairment losses) in accordance with IFRS 9 (4)	(1,992,280)	(691,132)	(1,305,341)	(20,030,616)	(17,419,025)	(12,998,719)	(2,458)	(655,018)	(863,647)	(22,025,354)	(18,765,175)	(15,167,707)

(1)See Note 5.

(2)See Note 16.iv and vi.

(3)See Note 17.

(4)See Note 9.d).